Tax Refinancing Program - Additional Information (Detail) R$ in Millions	12 Months Ended
Dec. 31, 2019 BRL (R$) Installment
PERT (LAW 13496/2017)
Tax Debt Refinancing Program [Line Items]
Tax debts settled in cash	R$ 15
Tax Compliance Program [Member]
Tax Debt Refinancing Program [Line Items]
Percentage of tax debts that can be offset against own tax carry forwards	76.00%
Tax debts offset by loss carry forwards	R$ 1,035
Percentage of remaining tax debts that can be offset against own tax carry forwards	24.00%
Tax debts settled in cash	R$ 327
Number of installments | Installment	24